Note 15 - Income Taxes (Details) - Summary of Operating Losses (USD $)	Nov. 30, 2014
Canada [Member] | Tax Loss Expiration 2015 [Member]
Note 15 - Income Taxes (Details) - Summary of Operating Losses [Line Items]
Income tax losses expiring in the year ended November 30	$ (309,404)
Canada [Member] | Tax Loss Expiration 2025 [Member]
Note 15 - Income Taxes (Details) - Summary of Operating Losses [Line Items]
Income tax losses expiring in the year ended November 30	(476,656)
Canada [Member] | Tax Loss Expiration 2026 [Member]
Note 15 - Income Taxes (Details) - Summary of Operating Losses [Line Items]
Income tax losses expiring in the year ended November 30	0
Canada [Member] | Tax Loss Expiration 2027 [Member]
Note 15 - Income Taxes (Details) - Summary of Operating Losses [Line Items]
Income tax losses expiring in the year ended November 30	(1,274,199)
Canada [Member] | Tax Loss Expiration 2028 [Member]
Note 15 - Income Taxes (Details) - Summary of Operating Losses [Line Items]
Income tax losses expiring in the year ended November 30	(750,084)
Canada [Member] | Tax Loss Expiration 2029 [Member]
Note 15 - Income Taxes (Details) - Summary of Operating Losses [Line Items]
Income tax losses expiring in the year ended November 30	(554,905)
Canada [Member] | Tax Loss Expiration 2030 [Member]
Note 15 - Income Taxes (Details) - Summary of Operating Losses [Line Items]
Income tax losses expiring in the year ended November 30	(3,369,225)
Canada [Member] | Tax Loss Expiration 2031 [Member]
Note 15 - Income Taxes (Details) - Summary of Operating Losses [Line Items]
Income tax losses expiring in the year ended November 30	(5,287,252)
Canada [Member] | Tax Loss Expiration 2032 [Member]
Note 15 - Income Taxes (Details) - Summary of Operating Losses [Line Items]
Income tax losses expiring in the year ended November 30	(5,424,702)
Canada [Member] | Tax Loss Expiration 2033 [Member]
Note 15 - Income Taxes (Details) - Summary of Operating Losses [Line Items]
Income tax losses expiring in the year ended November 30	(4,714,446)
Canada [Member] | Tax Loss Expiration 2034 [Member]
Note 15 - Income Taxes (Details) - Summary of Operating Losses [Line Items]
Income tax losses expiring in the year ended November 30	(2,394,256)
Canada [Member]
Note 15 - Income Taxes (Details) - Summary of Operating Losses [Line Items]
Income tax losses expiring in the year ended November 30	(24,555,129)
Tax Loss Expiration 2025 [Member] | Internal Revenue Service (IRS) [Member]
Note 15 - Income Taxes (Details) - Summary of Operating Losses [Line Items]
Income tax losses expiring in the year ended November 30	16,234
Tax Loss Expiration 2026 [Member] | Internal Revenue Service (IRS) [Member]
Note 15 - Income Taxes (Details) - Summary of Operating Losses [Line Items]
Income tax losses expiring in the year ended November 30	34,523
Tax Loss Expiration 2032 [Member] | Internal Revenue Service (IRS) [Member]
Note 15 - Income Taxes (Details) - Summary of Operating Losses [Line Items]
Income tax losses expiring in the year ended November 30	5,312
Tax Loss Expiration 2024 [Member] | Internal Revenue Service (IRS) [Member]
Note 15 - Income Taxes (Details) - Summary of Operating Losses [Line Items]
Income tax losses expiring in the year ended November 30	12,542
Internal Revenue Service (IRS) [Member]
Note 15 - Income Taxes (Details) - Summary of Operating Losses [Line Items]
Income tax losses expiring in the year ended November 30	$ 68,611